Guaranteed Annuity Contract with Principal Life Insurance Company - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Minimum
EBP, Description of Plan [Line Items]
Actual interest credited	2.55%
Maximum
EBP, Description of Plan [Line Items]
Actual interest credited	2.85%